Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension benefits, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 29
2015	21
2016	20
2017	34
2018	31
From 2019 to 2023	211
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	5
2015	9
2016	4
2017	4
2018	5
From 2019 to 2023	$ 28